Discontinued Operations - Schedule of Statement of Operation Discontinued Operation (Details) - Discontinued Operations [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Statement of Operation Discontinued Operation [Line Items]
Net revenue		$ 662,987
Cost of revenue		884,565
Gross loss		(221,578)
Operating expenses
Compensation		265,969
Marketing		291,173
Impairment of goodwill		46,460
Impairment of intangible assets		109,622
General and administrative		175,822
Total operating expenses		889,046
Loss from operations		(1,110,624)
Other income (expenses)
Other income
Interest expense		(7,830)
Accretion of debt discount and issuance cost
Settlement of vendor liabilities		183,908
Other income (expenses), net		176,078
Loss before income tax provision		(934,546)
Income tax provision
Net Loss		(934,546)
Non-controlling interest in net loss
Net Loss attributable to Creatd, Inc.		$ (934,546)